Derivative activities and fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of June 30, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$40,221	$(3,390)	$36,831	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	39,623	—	39,623	6,296	(1,247)	5,049
Netting adjustments (1)	(3,125)	3,125	—	(10,627)	10,627	—

	$76,719	$(265)	$76,454	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2011			As of December 31, 2010
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$33,956	$(11,012)	$22,944	$32,779	$(64,194)	$(31,415)
Significant unobservable inputs (Level 3)	6,296	(1,247)	5,049	1,509	—	1,509
Netting adjustments (1)	(10,627)	10,627	—	(32,859)	32,859	—

	$29,625	$(1,632)	$27,993	$1,429	$(31,335)	$(29,906)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Level 3 Rollforward

Changes in the fair value of our collars classified as Level 3 in the fair value hierarchy during the six months ended June 30, 2012 and 2011 were:

	For the six months ended June 30,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)
Settlements received	(2,632)	(490)

Ending balance	$39,623	$838

Gains relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$35,232	$64

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2011	2010
Beginning balance	$1,509	$26,355
Realized and unrealized gains included in “Non-hedge derivative gains”	4,790	3,422
Settlements received	(1,250)	(28,268)

Ending balance	$5,049	$1,509

Gains (losses) relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$5,049	$(775)

Carrying Value and Estimated Market Value of Our Senior Notes

The carrying value and estimated fair value of our long-term debt at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012		December 31, 2011
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	293,789	333,390	293,559	322,500
8.25% Senior Notes due 2021	400,000	424,000	400,000	402,400
7.625% Senior Notes due 2022	400,000	407,000	—	—
Senior secured revolving credit facility	35,000	35,000	—	—
Other secured long-term debt	18,748	18,748	17,672	17,672

	$1,147,537	$1,218,138	$1,034,573	$1,069,197

The carrying value and estimated market value of our Senior Notes at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.5% Senior Notes due 2015	$—	$—	$325,000	$332,313
8.875% Senior Notes due 2017	323,342	326,625	323,099	329,875
9.875% Senior Notes due 2020	293,559	322,500	293,135	315,000
8.25% Senior Notes due 2021	400,000	402,400	—	—

	$1,016,901	$1,051,525	$941,234	$977,188

Concentrations of Credit Risk

senior secured revolving credit facility. As of June 30, 2012, we had $35,000 outstanding under our senior secured revolving credit facility, and we had significant commodity derivative net asset balances with the following counterparties:

Percentage of
future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	30%
Societe Generale	20%
Royal Bank of Canada	9%
Macquarie Bank Limited	9%
Crédit Agricole CIB	7%
The Bank of Nova Scotia	6%

81%

At December 31, 2011, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Counterparty	Percentage of future hedged production
JP Morgan Chase Bank, N.A.	38%
Societe Generale	29%
Crédit Agricole CIB	14%
Other	7%

88%

Gains and Losses Associated with Cash Flow Hedges

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2011	2010	2009
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$(1,034)	$(84,284)
Income taxes	—	386	32,601

	$—	$(648)	$(51,683)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$(27,452)	$(30,243)	$13,289
Natural gas swaps	—	1,510	7,638
Income taxes	10,580	10,729	(8,095)

	$(16,872)	$(18,004)	$12,832

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$(660)	$(1,524)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$(27,452)	$(30,243)	$13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	(660)	(1,524)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	1,510	7,638

	$(27,452)	$(29,393)	$19,403